UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File number: 811-10041

JNL Investors Series Trust

(Exact name of registrant as specified in charter)

1 Corporate Way, Lansing, Michigan 48951

(Address of principal executive offices)

225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606

(Mailing address)

Andrew Tedeschi

Jackson National Asset Management, LLC

225 West Wacker Drive, Suite 1200

Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 338-5800

Date of Fiscal Year End: December 31

Date of Reporting Period: January 1, 2025 – December 31, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1. Report to Shareholders.

JNL Government Money Market Fund
Annual Shareholder Report
Share Class SL	December 31, 2025

This shareholder report contains important information about JNL Government Money Market Fund for the year ended December 31, 2025. You can obtain additional information by contacting us at 1-800-392-2909, or writing the JNL Investors Series Trust, 225 W. Wacker Drive, Suite 1200, Chicago, IL 60606.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class SL	$9	0.09%

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	3,260,622
Number of Investments:	127
Total Advisory Fees Paid ($):	2,532

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Government Securities	54.3
Repurchase Agreements	39.9
Discount Notes	1.8
Total Net Assets	96.0

Where can I find additional information about the Fund?

Additional information is available at 1-800-392-2909, or writing the JNL Investors Series Trust, 225 W. Wacker Drive, Suite 1200, Chicago, IL 60606, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

JNL Government Money Market Fund
Annual Shareholder Report
Share Class I	December 31, 2025

This shareholder report contains important information about JNL Government Money Market Fund for the year ended December 31, 2025. You can obtain additional information by contacting us at 1-800-392-2909, or writing the JNL Investors Series Trust, 225 W. Wacker Drive, Suite 1200, Chicago, IL 60606.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$19	0.19%

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	3,260,622
Number of Investments:	127
Total Advisory Fees Paid ($):	2,532

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Government Securities	54.3
Repurchase Agreements	39.9
Discount Notes	1.8
Total Net Assets	96.0

Where can I find additional information about the Fund?

Additional information is available at 1-800-392-2909, or writing the JNL Investors Series Trust, 225 W. Wacker Drive, Suite 1200, Chicago, IL 60606, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

(b) Not applicable

Item 2. Code of Ethics.

As of the end of the period covered by this report, the registrant had adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There were no substantive amendments or any waivers to this code of ethics during the period covered by this report. A copy of this code of ethics is filed as Exhibit 19(a)(1) to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

The registrant has named Mark Wehrle as an Audit Committee financial expert serving on its Audit Committee. Mark Wehrle is not an “interested person” of the Trust, as that term is defined by Section 2(a)(19) of the Investment Company Act of 1940, as amended, and is considered “independent” for purposes of this Item.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Trustees.

Item 4. Principal Accountant Fees and Services.

(a)-(d)

The administrator of the registrant is responsible for payment of all expenses associated with the annual audit and other required services of the independent registered accounting firm, and all expenses associated with the preparation and filing of the tax returns.

KPMG LLP (“KPMG”) was appointed by the Board of Trustees as the independent registered public accounting firm of the registrant for the fiscal years ended December 31, 2024, and December 31, 2025.  The following table sets forth aggregate fees billed by KPMG for the respective period for professional services rendered to the registrant.

Fees for Services Rendered to the Registrant by KPMG

Fiscal Year	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
2024	$15,000	$0	$0	$0
2025	$15,000	$0	$0	$0

Fees for Services Rendered to Adviser Entities by KPMG

The following table sets forth the amount of fees that were billed by KPMG for the respective period to any entity controlling, controlled by, or under common control with the investment adviser that provided ongoing services to the registrant (“Adviser Entities”) that were directly related to the registrant’s operations and financial reporting.

Fiscal Year	Audit-Related Fees	Tax Fees	All Other Fees
2024	$0	$0	$0
2025	$0	$0	$0

(e)(1) The Audit Committee is authorized to pre-approve non-audit services provided by the registrant’s auditors, if they find it appropriate in light of their fiduciary duties and in the exercise of their good faith business judgment and compatible with the auditors’ independence.  The Chairman of the Audit Committee is authorized to approve audit and non-audit services for newly established Funds of the registrant on the same terms as the full Audit Committee previously had approved for the then existing Funds.

(e)(2) 0%

(f) Not applicable.

(g) The aggregate fees billed for all non-audit fees to the registrant and Adviser Entities for the fiscal year ended December 31, 2024, was $0. The aggregate fees billed for all non-audit fees to the registrant and Adviser Entities for the fiscal year ended December 31, 2025, was $0.

(h) For the fiscal years ended December 31, 2024, and December 31, 2025, the Audit Committee of the registrant’s Board of Trustees considered the provision of non-audit services that were rendered to the Adviser Entities that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, and concluded that such services were compatible with maintaining KPMG’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Included as a part of the financial statements filed under Item 7.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

# Annual Financial Statements

## DECEMBER 31, 2025

JNL Investors Series Trust

Jackson® is the marketing name for Jackson Financial Inc., Jackson National Life Insurance Company® (Home Office: Lansing, Michigan), and Jackson National Life Insurance Company of New York® (Home Office: Purchase, New York). Jackson National Life Distributors LLC.

JNL Investors Series Trust

Schedule of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
JNL Government Money Market Fund
GOVERNMENT AND AGENCY OBLIGATIONS 56.1%
U.S. Treasury Bill 26.8%
Treasury, United States Department of
3.90%, 01/02/26 - 01/08/26 (a)	67,500	67,473
3.90%, 01/13/26 (a)	9,800	9,787
3.90%, 01/15/26 (a)	19,500	19,471
3.74%, 01/20/26 (a)	84,900	84,735
4.01%, 01/22/26 (a)	80,700	80,514
3.60%, 01/29/26 (a)	38,600	38,483
3.83%, 02/10/26 (a)	23,600	23,501
4.03%, 02/12/26 (a)	29,700	29,562
3.76%, 02/17/26 (a)	58,800	58,515
4.11%, 02/19/26 (a)	23,600	23,470
3.79%, 02/24/26 (a)	9,500	9,447
3.82%, 03/10/26 (a)	6,900	6,851
3.78%, 03/12/26 (a)	13,500	13,402
3.80%, 03/17/26 (a)	16,000	15,875
4.00%, 03/19/26 (a)	17,300	17,154
3.80%, 03/24/26 (a)	28,300	28,058
3.75%, 04/09/26 (a)	14,300	14,156
3.66%, 04/14/26 (a)	30,000	29,690
3.74%, 04/16/26 (a)	21,800	21,566
3.71%, 04/23/26 (a)	21,900	21,651
3.60%, 04/28/26 (a)	17,400	17,199
3.69%, 04/30/26 (a)	14,600	14,424
3.59%, 05/05/26 (a)	17,400	17,196
3.75%, 05/07/26 (a)	16,000	15,793
3.98%, 05/14/26 (a)	22,400	22,075
3.76%, 05/21/26 (a)	15,000	14,784
3.72%, 05/28/26 (a)	26,500	26,103
3.69%, 06/04/26 (a)	45,100	44,399
3.63%, 06/11/26 (a)	10,300	10,135
3.53%, 06/25/26 (a)	19,200	18,875
3.55%, 07/02/26 (a)	16,200	15,915
3.51%, 11/27/26 (a)	30,900	29,920
3.43%, 12/24/26 (a)	14,700	14,207
		874,386
U.S. Treasury Note 14.2%
Treasury, United States Department of
3.85%, (3 Month Treasury + 0.24%), 01/31/26 (b)	35,000	35,002
1.63%, 02/15/26	4,500	4,485
0.50%, 02/28/26	6,900	6,859
4.63%, 02/28/26 - 10/15/26	30,900	30,935
4.50%, 03/31/26	4,300	4,304
3.75%, (3 Month Treasury + 0.15%), 04/30/26 (b)	60,000	60,000
4.88%, 05/31/26	4,500	4,512
0.88%, 06/30/26	3,400	3,346
3.78%, (3 Month Treasury + 0.18%), 07/31/26 (b)	44,000	43,982
4.38%, 07/31/26	1,200	1,204
3.75%, 08/31/26	4,300	4,301
3.50%, 09/30/26	14,100	14,078
1.13%, 10/31/26	8,200	8,033
3.81%, (3 Month Treasury + 0.20%), 10/31/26 (b)	35,500	35,511
4.13%, 10/31/26	4,300	4,314
4.25%, 11/30/26 - 12/31/26	39,000	39,231
1.25%, 12/31/26	9,800	9,575
3.70%, (3 Month Treasury + 0.10%), 01/31/27 (b)	60,700	60,699
3.76%, (3 Month Treasury + 0.16%), 04/30/27 (b)	16,700	16,700
3.76%, (3 Month Treasury + 0.16%), 07/31/27 (b)	42,000	41,982
3.79%, (3 Month Treasury + 0.19%), 10/31/27 (b)	33,000	33,021
		462,074
U.S. Government Agency Obligations 13.3%
Council of Federal Home Loan Banks
3.74%, (SOFR + 0.03%), 02/19/26 (b) (c)	4,600	4,600
3.74%, (SOFR + 0.03%), 02/26/26 (b) (c)	9,800	9,800
4.13%, 05/13/26 (c)	14,000	14,000
4.03%, 06/03/26 (c)	6,000	6,000
4.16%, 06/09/26 (c)	16,700	16,700
3.86%, 06/10/26 (c)	13,000	13,000
3.81%, (SOFR + 0.10%), 03/16/27 - 03/18/27 (b) (c)	8,800	8,800
3.82%, (SOFR + 0.11%), 07/16/27 (b) (c)	1,600	1,600
3.83%, (SOFR + 0.12%), 08/11/27 - 08/12/27 (b) (c)	7,000	7,000
3.85%, (SOFR + 0.14%), 09/23/27 (b) (c)	3,300	3,300
Federal Farm Credit Banks Funding Corporation
3.71%, (SOFR + 0.01%), 05/20/26 (b) (c)	6,700	6,700
3.81%, (SOFR + 0.10%), 06/26/26 (b) (c)	2,000	2,000
3.85%, (SOFR + 0.14%), 09/04/26 - 12/02/26 (b) (c)	34,500	34,500
3.85%, (SOFR + 0.14%), 09/16/26 (b) (c)	1,500	1,500
3.80%, (SOFR + 0.09%), 05/12/27 (b) (c)	6,400	6,400
3.83%, (SOFR + 0.12%), 08/04/27 (b) (c)	3,300	3,300
Federal Home Loan Bank of Dallas
3.85%, (SOFR + 0.14%), 10/29/26 (b) (c)	6,000	6,000
Federal Home Loan Bank of Topeka
3.85%, (SOFR + 0.14%), 09/10/26 - 09/18/26 (b) (c)	14,000	14,000
3.76%, (SOFR + 0.05%), 12/23/26 (b) (c)	7,200	7,199
Federal Home Loan Mortgage Corporation
3.71%, (SOFR + 0.00%), 03/20/26 - 04/24/26 (b) (c)	17,800	17,800
3.71%, (SOFR - 0.01%), 03/26/26 - 03/27/26 (b) (c)	25,000	25,000
3.77%, (SOFR + 0.00%), 04/02/26 (b) (c)	22,000	22,000
3.89%, (SOFR + 0.12%), 04/02/26 (b) (c)	4,800	4,800
3.71%, (SOFR + 0.01%), 04/20/26 - 05/26/26 (b) (c)	10,700	10,700
3.72%, (SOFR + 0.01%), 05/07/26 - 06/18/26 (b) (c)	18,700	18,700
3.82%, (SOFR + 0.11%), 05/07/26 (b) (c)	3,100	3,100
3.72%, (SOFR + 0.01%), 05/20/26 - 06/05/26 (b) (c)	22,600	22,600
3.74%, (SOFR + 0.03%), 06/29/26 (b) (c)	6,600	6,600
3.85%, (SOFR + 0.14%), 09/04/26 - 10/29/26 (b) (c)	15,200	15,200
3.80%, 11/06/26 (c)	25,000	25,000
3.84%, 11/06/26 (c)	13,200	13,200
3.81%, 12/04/26 (c)	14,200	14,200
3.83%, 12/04/26 (c)	14,400	14,400
3.85%, (SOFR + 0.14%), 08/26/27 (b) (c)	4,900	4,900
3.89%, (SOFR + 0.18%), 10/08/27 (b) (c)	12,200	12,200
3.86%, (SOFR + 0.15%), 11/19/27 (b) (c)	8,400	8,400
Federal National Mortgage Association, Inc.
3.81%, (SOFR + 0.10%), 06/18/26 (b) (c)	6,000	6,000
3.85%, (SOFR + 0.14%), 09/11/26 - 12/11/26 (b) (c)	24,500	24,500
		435,699
Discount Notes 1.8%
FHLBanks Office of Finance
3.68%, 04/08/26 (a) (c)	10,800	10,694
3.60%, 04/17/26 (a) (c)	9,300	9,203
3.63%, 04/22/26 (a) (c)	11,700	11,571
3.63%, 04/24/26 (a) (c)	4,500	4,450
3.65%, 06/10/26 (a) (c)	10,800	10,627
3.54%, 06/30/26 (a) (c)	11,300	11,103
		57,648
Total Government And Agency Obligations (cost $1,829,807)		1,829,807
REPURCHASE AGREEMENTS 39.9%
Repurchase Agreements (d)		1,300,000
Total Repurchase Agreements (cost $1,300,000)		1,300,000
Total Investments 96.0% (cost $3,129,807)		3,129,807
Other Assets and Liabilities, Net 4.0%		130,815
Total Net Assets 100.0%		3,260,622

(a) The coupon rate represents the yield to maturity.

(b) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of December 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are presented.

(c) The security is a direct debt of the agency and not collateralized by mortgages.

(d) For repurchase agreements held at December 31, 2025, see Repurchase

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 3.

JNL Investors Series Trust

Schedule of Investments (in thousands)

December 31, 2025

Agreements in the Schedule of Investments.

Repurchase Agreements
Counter-party	Collateral	Collateral Par[1]	Collateral Value ($)	Rate (%)	Acquisition Date	Maturity Date	Proceeds at Maturity ($)	Par[1]	Value ($)
BNS	Treasury, United States Department of, 0.00%-5.38%, due 01/08/26-11/15/54	357,618	357,075	3.80	12/31/25	01/02/26	350,074	350,000	350,000
CIB	Treasury, United States Department of, 0.00%-5.00%, due 02/24/26-08/15/55	119,312	118,049
	Government National Mortgage Association, 2.50%-7.00%, due 10/20/43-04/15/60	2,387	2,431
	Federal National Mortgage Association, Inc., 2.00%-7.00%, due 11/01/30-07/01/55	75,025	67,906
	Federal Home Loan Mortgage Corporation, 2.00%-6.50%, due 06/01/29-09/01/55	20,118	15,614

		216,842	204,000	3.83	12/31/25	01/02/26	200,043	200,000	200,000
CTC	Treasury, United States Department of, 0.50%-4.88%, due 05/31/26-02/15/35	408,284	408,000	3.82	12/31/25	01/02/26	400,085	400,000	400,000
DWA	Treasury, United States Department of, 3.50%-4.88%, due 10/31/27-08/15/45	302	312
	Government National Mortgage Association, 4.82%-6.50%, due 06/20/53-06/20/65	14,918	9,432
	Federal National Mortgage Association, Inc., 2.00%-6.43%, due 02/25/40-10/25/55	136,021	28,805
	Federal Home Loan Mortgage Corporation, 3.50%-6.83%, due 08/01/37-12/01/55	170,103	65,838

		321,344	104,387	3.83	12/31/25	01/02/26	100,021	100,000	100,000
RBC	Treasury, United States Department of, 3.38%-4.63%, due 02/15/35-11/15/48	243,199	255,000	3.85	12/31/25	01/02/26	250,053	250,000	250,000
									1,300,000

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 3.

JNL Investors Series Trust

Schedule of Investments (in thousands)

December 31, 2025

1 Rounded par and notional amounts are listed in USD unless otherwise noted.

Abbreviations:

"-" Amount rounds to less than one thousand or 0.05%
SOFR - Secured Overnight Financing Rate
U.S. - United States

Counterparty Abbreviations:

BNS – The Bank of Nova Scotia, Toronto
CIB – Canadian Imperial Bank of Commerce
CTC – Creditag Corp
DWA – Daiwa Capital Markets America Inc.
RBC – Royal Bank of Canada

See accompanying Notes to Financial Statements.

JNL Investors Series Trust

Statement of Assets and Liabilities (in thousands, except net asset value per share)

December 31, 2025

Assets
Investments - unaffiliated, at value	$1,829,807
Repurchase agreements, at value	1,300,000
Cash	169,223
Receivable from:
Dividends and interest	5,857
Administrator	88
Total assets	3,304,975
Liabilities
Payable for:
Investment securities purchased	33,111
Advisory fees	233
Administrative fees	281
Dividends	10,457
Board of trustee fees	260
Chief compliance officer fees	8
Other expenses	3
Total liabilities	44,353
Net assets	$3,260,622
Net assets consist of:
Paid-in capital	$3,260,717
Total distributable earnings (loss)	(95)
Net assets	$3,260,622
Net assets - Class I	$2,322,549
Shares outstanding - Class I	2,322,505
Net asset value per share - Class I	$1.00
Net assets - Class SL	$938,073
Shares outstanding - Class SL	938,066
Net asset value per share - Class SL	$1.00
Investments - unaffiliated, at cost	$1,829,807
Repurchase agreements, at cost	1,300,000

See accompanying Notes to Financial Statements.

JNL Investors Series Trust

Statement of Operations (in thousands)

For the Year Ended December 31, 2025

Investment income
Interest	$130,471
Total investment income	130,471

Expenses
Advisory fees	2,532
Administrative fees	3,043
Legal fees	25
Board of trustee fees	64
Chief compliance officer fees	11
Other expenses	26
Total expenses	5,701
Administrative fees waiver	(751)
Net expenses	4,950
Net investment income (loss)	125,521

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	1
Net realized and unrealized gain (loss)	1
Change in net assets from operations	$125,522
(a) Affiliated income	$—

See accompanying Notes to Financial Statements.

JNL Investors Series Trust

Statement of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2025

Operations
Net investment income (loss)	$125,521
Net realized gain (loss)	1
Change in net assets from operations	125,522
Distributions to shareholders
From distributable earnings
Class I	(94,287)
Class SL	(31,233)
Total distributions to shareholders	(125,520)
Share transactions[1]
Proceeds from the sale of shares
Class I	36,363,647
Class SL	23,183,545
Cost of shares redeemed
Class I	(36,323,842)
Class SL	(22,992,503)
Change in net assets from
share transactions	230,847
Change in net assets	230,849
Net assets beginning of year	3,029,773
Net assets end of year	$3,260,622

[1]Share transactions
Shares sold
Class I	36,363,647
Class SL	23,183,545
Shares redeemed
Class I	(36,323,842)
Class SL	(22,992,503)
Change in shares
Class I	39,805
Class SL	191,042
Purchases and sales of long term
investments
Purchase of securities	$594,198
Purchase of U.S. Government securities	287,262
Total purchases	$881,460
Proceeds from sales of securities	$630,100
Proceeds from sales of U.S. Government
securities	46,600
Total proceeds from sales	$676,700

See accompanying Notes to Financial Statements.

JNL Investors Series Trust

Statement of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2024

Operations
Net investment income (loss)	$148,319
Net realized gain (loss)	3
Change in net assets from operations	148,322
Distributions to shareholders
From distributable earnings
Class I	(116,821)
Class SL	(31,498)
Total distributions to shareholders	(148,319)
Share transactions[1]
Proceeds from the sale of shares
Class I	37,941,468
Class SL	20,085,383
Cost of shares redeemed
Class I	(38,095,091)
Class SL	(20,179,857)
Change in net assets from
share transactions	(248,097)
Change in net assets	(248,094)
Net assets beginning of year	3,277,867
Net assets end of year	$3,029,773

[1]Share transactions
Shares sold
Class I	37,941,468
Class SL	20,085,383
Shares redeemed
Class I	(38,095,091)
Class SL	(20,179,857)
Change in shares
Class I	(153,623)
Class SL	(94,474)

See accompanying Notes to Financial Statements.

JNL Investors Series Trust

Financial Highlights

For a Share Outstanding

Net Investment Income (Loss). Net investment income(loss) is calculated using the average shares method.

Total Return. Total return assumes reinvestment of all distributions for the period. Total return is not annualized for periods less than one year.

Income and Expense Ratios. Ratios are annualized for periods less than one year.

			Increase (decrease) from investment operations			Distributions from					Supplemental data				Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)		Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)		Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

Class I
12/31/25		1.00	0.04	0.00	0.04	(0.04)		—	1.00	4.17	2,322,549	N/A	0.19		0.19	4.09
12/31/24		1.00	0.05	0.00	0.05	(0.05)		—	1.00	5.13	2,282,743	N/A	0.19		0.19	5.01
12/31/23	(d)	1.00	0.03	0.00	0.03	(0.03)		—	1.00	4.92	2,436,364	N/A	0.19		0.19	4.78
12/31/22		1.00	0.01	0.00	0.01	(0.01)		—	1.00	1.31	3,095,129	N/A	0.33	(a)	0.18	1.16	(b)
12/31/21		1.00	0.00	0.00	0.00	(0.00)	(c)	—	1.00	0.01	3,605,301	N/A	0.05		0.19	0.01

Class SL
12/31/25		1.00	0.04	0.00	0.04	(0.04)		—	1.00	4.27	938,073	N/A	0.09		0.19	4.16
12/31/24		1.00	0.05	0.00	0.05	(0.05)		—	1.00	5.25	747,030	N/A	0.09		0.19	5.07
12/31/23	(e)	1.00	0.03	0.00	0.03	(0.03)		—	1.00	3.50	841,503	N/A	0.09		0.19	5.16

(a)	Includes payments by the Fund for the Adviser's recapture of previously waived/reimbursed fees.
(b)	The ratio for net investment income (loss) to average net assets without expense waivers or recovery of contractual expense waivers for JNL Government Money Market Fund for 2022 was 1.31%.
(c)	Amount represents less than $0.005.
(d)	Prior to May 1, 2023, the Fund offered Institutional Class shares. Effective May 1, 2023, Institutional Class shares were renamed to Class I shares.
(e)	Effective May 1, 2023, Class SL shares were offered by the Fund.

See accompanying Notes to Financial Statements.

JNL Investors Series Trust

Notes to Financial Statements

December 31, 2025

NOTE 1. ORGANIZATION

JNL Investors Series Trust (“Trust”) is an open-end management investment company organized under the laws of the Commonwealth of Massachusetts, by a Declaration of Trust, dated July 28, 2000, as amended and restated September 25, 2017. The Trust is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), and its shares are registered under the Securities Act of 1933, as amended (“1933 Act”). The Trust operates as a series trust, and at December 31, 2025 consisted of one (1) series, JNL Government Money Market Fund (the “Fund”), which is a diversified investment company as defined in the 1940 Act. The Fund represents shares of beneficial interest in a separate portfolio of securities and other assets, with its own investment objective.

Jackson National Asset Management, LLC (“JNAM”, “Adviser” or “Administrator”), an indirect, wholly owned subsidiary of Jackson Financial Inc. (“Jackson”), serves as investment adviser and administrator to the Fund.

Mellon Investments Corporation (“Sub-Adviser”) serves as sub-adviser for the Fund.

No shares of the Fund are sold to retail investors, but they are available for investment by affiliated parties. Affiliated parties or Jackson owned 100% of the outstanding capital shares of the Fund at December 31, 2025.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”).

Security Valuation. Under the Trust's valuation policy and procedures (“Valuation Policies and Procedures”), the Trust's Board of Trustees (“Board” or “Trustees”) has designated to the Adviser the responsibility for carrying out certain functions relating to the valuation of portfolio securities for the purpose of determining the net asset value ("NAV") of the Fund. The Adviser has established a Valuation Committee (the “Valuation Committee”) that is charged with the responsibilities set forth in the Valuation Policies and Procedures. The Valuation Committee is responsible for determining fair valuations for any security for which market quotations are not readily available. For those securities fair valued under procedures approved by the Board, the Valuation Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available. The Valuation Committee’s fair valuation determinations are subject to review by the Board.

The NAV of the Fund’s shares is generally determined once each day on which the New York Stock Exchange (“NYSE”) is open, at the close of the regular trading session of the NYSE (normally, 4:00 PM Eastern Time, Monday through Friday). However, consistent with legal requirements, calculation of the Fund’s NAV may be suspended on days determined by the Board during times of NYSE market closure, which may include times during which the SEC issues policies or protocols associated with such closure pursuant to Section 22(e) of the 1940 Act. In the event that the NYSE is closed unexpectedly or opens for trading but closes earlier than scheduled, the Fund's Valuation Committee will evaluate if trading activity on other U.S. exchanges and markets for equity securities is considered reflective of normal market activity. To the extent an NYSE closure is determined to be accompanied by a disruption of normal market activity, the Valuation Committee may utilize the time the NYSE closed for purposes of measuring and calculating the Fund's NAV. To the extent an NYSE closure is determined to not have resulted in a disruption of normal market activity, the Valuation Committee may utilize the time the NYSE was scheduled to close for purposes of measuring and calculating the Fund's NAV. All securities in the Fund, as permitted by compliance with applicable provisions of Rule 2a-7 under the 1940 Act, are valued at amortized cost, unless it is determined that such practice does not approximate fair value. Debt securities are generally valued by independent pricing services approved by the Board. If pricing services are unable to provide valuations, debt securities are valued at the most recent bid quotation or an evaluated price, as applicable, obtained from the Fund's Sub-Adviser, a broker/dealer, a widely used quotation system or other approved third-party sources.

If an investment is valued at a fair value for purposes of calculating the Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value. Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

Distributions to Shareholders. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. The Fund declares dividends from net investment income daily and pays dividends monthly. Distributions of net realized capital gains, if any, are distributed by the Fund at least annually, to the extent they exceed available capital loss carryforwards.

Security Transactions and Investment Income. Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses are determined on the specific identification basis. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date. Interest income, including effective-yield amortization of discounts and premiums on debt securities, is accrued daily.

Expenses. Expenses are recorded on an accrual basis. Expenses of the Fund are allocated to the classes based on the average daily net assets of each class. Expenses attributable to a specific class of shares are charged to that class.

Guarantees and Indemnifications. In the normal course of business, the Trust may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. However, since its commencement of operations, the Fund has not had claims or

JNL Investors Series Trust

Notes to Financial Statements

December 31, 2025

losses pursuant to its contracts. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Recent Accounting Pronouncements. In December 2023, FASB released Accounting Standards Update (“ASU”) 2023-09, titled "Improvements to Income Tax Disclosures" under Topic 740. This update aims to enhance the transparency and consistency of income tax disclosures by requiring disclosure of specific categories in the rate reconciliation and by providing disaggregated information on income taxes paid by jurisdiction, both domestically and internationally. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management has evaluated the amendments and determined that they do not have a significant impact on the Fund's financial statements.

NOTE 3. FAIR VALUE MEASUREMENT

FASB ASC Topic 820 establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of the Fund’s investments under this guidance. The inputs are summarized into three broad categories:

Level 1 includes quoted prices (unadjusted) in active markets for identical investments that the Fund can access at the measurement date.

Level 2 includes other significant observable inputs (including fair value factors, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 includes significant unobservable inputs, to the extent observable inputs are not available, including the Adviser’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the Fund’s investments in securities and other financial instruments (in thousands) as of December 31, 2025 by valuation level.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)

Assets - Securities
Government And Agency Obligations	—	1,829,807	—	1,829,807
Repurchase Agreements	—	1,300,000	—	1,300,000
	—	3,129,807	—	3,129,807

Significant changes in unobservable valuation inputs to a different amount might result in a significantly higher or lower fair value measurement than the one used in a security’s valuation. There were no significant transfers into or out of Level 3 for the year. There were no significant Level 3 valuations for which unobservable valuation inputs were developed at December 31, 2025.

NOTE 4. SECURITIES AND OTHER INVESTMENTS

U.S. Government Agencies or Government Sponsored Enterprises. The Fund may invest in U.S. Government agencies or government sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks ("FHLBanks"), are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (“U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest paying securities of similar maturities.

Although many types of U.S. Government securities may be purchased by the Fund, such as those issued by Fannie Mae, the Federal Home Loan Mortgage Corporation, the FHLBanks, and other entities chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The U.S. Government may choose not to provide financial support to U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer defaulted, the holder of the securities of such issuer might not be able to recover its investment from the U.S. Government.

Repurchase Agreements. The Fund may invest in repurchase agreements. In a repurchase agreement, the Fund receives debt securities (collateral) subject to an obligation of the seller to repurchase, and the Fund to resell, the securities at an agreed upon price and date. The underlying securities used as collateral for repurchase agreements may be held in safekeeping by the Fund’s Custodian or designated sub-custodians under triparty repurchase agreements. Earnings on collateral and compensation to the seller are based on agreed upon rates between the seller and the Fund. Interest earned on

JNL Investors Series Trust

Notes to Financial Statements

December 31, 2025

repurchase agreements is recorded as interest income to the Fund. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of such collateral may decline.

NOTE 5. PRINCIPAL RISKS

Market and Volatility Risk. In the normal course of business, the Fund trades financial instruments and enters into financial transactions where the risk of potential loss exists due to changes in the market (“market risk”). Additionally, prices of financial instruments may fluctuate over short periods or extended periods of time in response to company, market, economic or political news (“volatility risk”). Equity securities generally have more price volatility than fixed-income securities, and long term fixed-income securities normally have more price volatility than short term fixed-income securities.

Concentration Risk. To the extent that the Fund focuses on particular countries, regions, industries, sectors, issuers, types of investment or a limited number of securities from time to time, the Fund may be subject to greater risks of adverse economic, business or political developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

Interest Rate Risk. When interest rates increase, fixed-income securities generally will decline in value. A wide variety of factors can cause interest rates to rise such as central bank monetary policies, inflation rates and general economic conditions. Fixed-income securities with longer durations tend to be more sensitive to changes in interest rates than those with shorter durations.

Prepayment Risk. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date and that the Fund may have to reinvest the proceeds in an investment that may have a lower interest rate. In addition, prepayment rates are difficult to predict and the potential impact of prepayment on the price of a debt instrument depends on the terms of the instrument.

Credit and Counterparty Risk. In the normal course of business, the Fund trades financial instruments and enters into financial transactions where the risk of potential loss exists due to failure of the other party to a transaction to perform (“credit risk”). Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled, or open transactions will default. Financial assets, which potentially expose the Fund to credit risk, consist principally of investments and cash due from counterparties (“counterparty risk”). The extent of the Fund's exposure to credit and counterparty risks in respect to these financial assets is incorporated within its carrying value as recorded in the Fund's Statement of Assets and Liabilities. For certain derivative contracts, the potential loss could exceed the value of the financial assets recorded in the financial statements.

Cybersecurity Risk. Cyber-attacks could disrupt daily operations related to trading and portfolio management. In addition, technology disruptions and cyber-attacks may impact the operations or securities prices of an issuer or a group of issuers, and thus may have an adverse impact on the value of the Fund’s investments. Cyber-attacks on the Fund, the Sub-Adviser or a service provider could cause business failures or delays in daily processing and the Fund may need to delay transactions, consistent with regulatory requirements, as a result and could impact the performance of the Fund.

Market Disruption and Geopolitical Risk. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the U.S. War, terrorism, global health crises and pandemics, economic uncertainty, and geopolitical events, such as sanctions, tariffs, the imposition of exchange controls or other cross-border trade barriers have led, and in the future may lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and world economies and markets generally. For example, the COVID-19 pandemic resulted in significant market volatility, liquidity constraints, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn in economies throughout the world. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. Those events as well as other changes in non-U.S. and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Fund's investments and the Fund. Any of these occurrences could disrupt the operations of the Fund and of the Fund's service providers.

NOTE 6. INVESTMENT TRANSACTION AGREEMENTS AND COLLATERAL

Under various agreements, certain investment transactions require collateral to be pledged to or from the Fund and a counterparty or segregated at the custodian and the collateral is managed pursuant to the terms of the agreement. U.S. Treasury Bills and U.S. dollars are generally the preferred forms of collateral, although other forms of high quality or sovereign securities may be used. Securities held by the Fund that are used as collateral are identified as such within the Schedule of Investments.

Master Netting Agreements (“Master Agreements”). The Fund is subject to various Master Agreements, which govern the terms of certain transactions and mitigate the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Because different types of financial transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, potentially resulting in the need for multiple agreements with a single counterparty. The Fund may net exposure and collateralize multiple transaction types governed by the same Master Agreement with the same counterparty and may close out and net its total exposure to a counterparty in the event of a default and/or termination event with respect to all the transactions governed under a single agreement with a counterparty. Each Master Agreement defines whether the Fund is contractually able to net settle daily payments. Additionally, certain circumstances, such as laws of a particular jurisdiction or settlement of amounts due in different currencies, may prohibit or restrict the right of offset as defined in the Master Agreements.

JNL Investors Series Trust

Notes to Financial Statements

December 31, 2025

Master Agreements also help limit credit and counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Agreement. The Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Fund's Sub-Adviser attempts to limit counterparty risk by only entering into Master Agreements with counterparties that the Sub-Adviser believes to have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”). Master Repo Agreements govern repurchase, reverse repurchase and Treasury roll transactions between a Fund and select counterparties. The Master Repo Agreements maintain provisions for, among other things, initiation and confirmation, income payments and transfer, events of default, termination, and maintenance of collateral. In the event of default, the total value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty. Securities purchased under repurchase agreements are reflected as an asset on a Fund’s Statement of Assets and Liabilities. The value of repurchase agreements and collateral pledged or received by a counterparty are disclosed in the Schedule of Investments. The Fund’s net exposure to the counterparty is determined by the amount of any excess or shortfall in collateral compared to the value of the repurchase agreement.

NOTE 7. INVESTMENT ADVISORY FEES AND TRANSACTIONS WITH AFFILIATES

Advisory Fee. The Trust has an investment advisory and management agreement with JNAM, whereby JNAM provides investment management services. The Fund pays JNAM an annual fee, accrued daily and paid monthly, based on a specified percentage of the average daily net assets of the Fund. A portion of this fee is paid by JNAM to the Sub-Adviser as compensation for its services. The Fund is obligated to pay JNAM an annual rate of 0.09% for net assets up to $1 billion, 0.08% for net assets between $1 billion and $3 billion, 0.07% for net assets between $3 billion and $5 billion and 0.06% for net assets over $5 billion.

Administrative Fee. JNAM also serves as the Administrator to the Fund. JNAM provides or procures most of the necessary administrative functions and services for the operations of the Fund. The Fund pays JNAM an annual fee, accrued daily and paid monthly, based on a specified percentage of the average daily net assets of the Fund. The Fund is obligated to pay JNAM an annual rate of 0.10% for net assets up to $3 billion, 0.09% for net assets between $3 billion and $5 billion and 0.08% for net assets over $5 billion. Pursuant to a contractual waiver agreement, JNAM has agreed to waive 100% of its administrative fees for Class SL shares of the Fund. None of the waived administrative fees can be recaptured by JNAM. In accordance with the administration agreement, JNAM, at its own expense, arranges for legal, audit, fund accounting, transfer agency, custody (except overdraft and interest expense), printing and mailing, a portion of the Chief Compliance Officer costs, and all other services necessary for the operation of the Fund. The Fund is responsible for trading expenses including brokerage commissions, interest and taxes, other non-operating expenses, registration fees, licensing costs, directors and officers insurance, the fees and expenses of the disinterested Trustees (“Independent Trustees”) and independent legal counsel to the Independent Trustees and a portion of the costs associated with the Chief Compliance Officer.

Deferred Compensation Plan. The Fund adopted a Deferred Compensation Plan whereby an Independent Trustee may defer the receipt of all or a portion of their compensation. These deferred amounts, which remain as liabilities of the Fund, are treated as if invested in shares of one or more investment options at the discretion of the applicable Independent Trustee. These amounts represent general, unsecured liabilities of the Fund and vary according to the total returns of the selected funds. Liabilities related to deferred balances are included in Payable for Board of trustee fees in the Statement of Assets and Liabilities. Increases or decreases related to the changes in value of deferred balances are included in Board of trustee fees set forth in the Statement of Operations.

NOTE 8. INCOME TAX MATTERS

The Fund is treated as a separate tax payer for federal income tax purposes. The Fund intends to continue to qualify as a regulated investment company ("RIC") and to distribute substantially all net investment income and net capital gains, if any, to its shareholders and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to RICs. Therefore, no federal income tax provision is required. The Fund may also fully or partially satisfy its distribution requirements by using consent dividends rather than cash dividends. Consent dividends are authorized by Jackson, and the distributions are treated as if they were paid in cash for tax purposes only. Under current tax law, interest, dividends and capital gains paid by the Fund are not currently taxable to shareholders when left to accumulate within a variable annuity contract or variable life insurance policies.

The following information is presented on an income tax basis (in thousands). Differences between amounts for financial statements and federal income tax purposes are primarily due to timing and character differences in recognizing certain gains and losses on investment transactions. Permanent differences between financial statement and federal income tax reporting are reclassified within the capital accounts based on their federal income tax treatment. Temporary differences do not require reclassification. Permanent differences may include but are not limited to the following: paydown reclassifications, non-deductible offering costs and distribution adjustments. These reclassifications have no impact on net assets.

As of December 31, 2025, the cost of investments and the components of net unrealized appreciation (depreciation) (in thousands) for federal income tax purposes were as follows:

Tax Cost of Investments($)	Gross Unrealized Appreciation($)	Gross Unrealized Depreciation($)	Net Unrealized Appreciation (Depreciation)($)
3,129,807	34	(34)	—

JNL Investors Series Trust

Notes to Financial Statements

December 31, 2025

As of December 31, 2025, the components of distributable taxable earnings for U.S. federal income tax purposes (in thousands) were as follows:

Undistributed Net Ordinary Income*($)	Undistributed Net Long-Term Capital Gain($)	Unrealized Gains (Losses)**($)	Capital Loss Carryforward($)
10,621	—	(10,716)	—

*  Undistributed net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.

** Unrealized gains (losses) are adjusted for certain tax basis adjustments.

The tax character of distributions paid by the Fund (in thousands) during the Fund's fiscal year ended December 31, 2025 was as follows:

Net Ordinary Income*($)	Long-term Capital Gain**($)	Return of Capital($)
127,358	—	—

* Net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.

** The Fund designated as a long-term capital gain dividend, pursuant to the Internal Revenue Code section 852(b)(3), the amount necessary to reduce earnings and profits of the

Fund related to net capital gains to zero for the fiscal year ended December 31, 2025.

The tax character of distributions paid by the Fund (in thousands) during the Fund's fiscal year ended December 31, 2024 was as follows:

	Net Ordinary Income*($)	Long-term Capital Gain($)	Return of Capital($)
JNL Government Money Market Fund	150,333	—	—

* Net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.

The Fund files U.S. federal and various state and local tax returns. The Fund’s federal tax returns are generally subject to examination for a period of three fiscal years after the date they are filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management completed an evaluation of the Fund's tax positions taken for all open tax years and based on that evaluation, determined that no provision for federal income tax was required in the Fund's financial statements during the year ended December 31, 2025.

NOTE 9. SEGMENT REPORTING

The Fund's President and Chief Executive Officer is the Fund's Chief Operating Decision Maker (“CODM”). The Fund operates as a single reportable segment, which reflects how the CODM monitors and manages the operating results of the Fund. The CODM manages the allocation of resources in accordance with the Fund's objective and the terms of its prospectus and evaluates total return of the Fund versus its comparative benchmarks. The Adviser or Sub-Adviser implements the investment objective and program by selecting securities and determining asset allocation ranges. The financial information used by the CODM to assess the segment’s performance and to allocate resources, including total return, expense ratios, changes in net assets from operations and portfolio composition is consistent with that presented within the Fund's financial statements and financial highlights. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as Total Assets and significant segment expenses are listed on the accompanying Statement of Operations.

NOTE 10. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Fund through the date the financial statements are issued and has concluded there were no events that require adjustments to the financial statements or disclosure in the notes to financial statements.

KPMG LLP Aon Center Suite 5500 200 E. Randolph Street Chicago, IL 60601-6436

Report of Independent Registered Public Accounting Firm

To the Shareholder of the Fund and Board of Trustees
JNL Investors Series Trust:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of JNL Government Money Market Fund, a series of JNL Investors Series Trust (the Fund), including the schedule of investments, as of December 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2025, by correspondence with custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more JNL investment companies since 2001.

Chicago, Illinois February 23, 2026

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with

KPMG International Limited, a private English company limited by guarantee.

JNL Investors Series Trust

Additional Disclosures (Unaudited)

December 31, 2025

Proxy Voting Policies and Procedures and Proxy Voting Record. A description of the Policy that the Fund's Adviser (and Sub-Adviser) used to vote proxies relating to portfolio securities and additional information on how the Fund voted any proxies relating to portfolio securities during the 12-month period ended June 30, 2025, are available without charge (1) by calling 1-800-392-2909; (2) on Jackson National Life Insurance Company's or Jackson National Life Insurance Company of New York's website at www.jackson.com; and (3) by visiting the SEC’s website at www.sec.gov.

Form N-CSR Item 8: Changes in and Disagreements with Accountants:

Not Applicable

Form N-CSR Item 9: Matters Submitted for Shareholder Vote:

Not Applicable

Form N-CSR Item 10: Remuneration Paid to Directors, Officers and Others

Included within the Statement of Operations of the financial statements.

Form N-CSR Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract:

JNL INVESTORS SERIES TRUST

(the “Trust”)

APPROVAL OF THE TRUST’S

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

The Board of Trustees of the Trust (“Board”) oversees the management of the Trust and its separate series (the “Fund”) and, as required by law, determines annually whether to approve the Fund’s advisory agreement (“Advisory Agreement”) with Jackson National Asset Management, LLC (“JNAM”) and sub-advisory agreement (“Sub-Advisory Agreement” and, collectively with the Advisory Agreement, the “Agreements”) with Mellon Investments Corporation, the Fund’s investment sub-adviser (the “Sub-Adviser”).

At meetings held on June 3-5, 2025, and August 26-28, 2025, the Board, including all of the trustees who are not considered interested persons of the Fund (as defined in the Investment Company Act of 1940, as amended) (the “Independent Trustees”), considered information relating to the continuation of the Agreements. In advance of the meetings, independent legal counsel for the Independent Trustees requested that certain information be provided to the Board relating to the Agreements. The Board received, and had the opportunity to review, this and other materials, ask questions and request further information in connection with its consideration. At the conclusion of the Board’s discussions, the Board approved the Agreements through September 30, 2026.

In reviewing the Agreements and considering the information, the Board was advised by outside independent legal counsel. The Board considered the factors it deemed relevant, including: (1) the nature, quality and extent of the services provided, (2) the investment performance of the Fund, (3) cost of services for the Fund, (4) profitability data, (5) whether economies of scale may be realized and shared, in some measure, with investors as the Fund grows, and (6) other benefits that may accrue to JNAM or the Sub-Adviser through its relationship with the Trust. In its deliberations, the Board, in exercising its business judgment, did not identify any single factor that alone was responsible for the Board’s decision to approve the Agreements.

Before approving the Agreements, the Independent Trustees met in executive session with their independent legal counsel to consider the materials provided by JNAM and the Sub-Adviser and the terms of the Agreements. The Board, including the Independent Trustees, considered the data provided by JNAM and concluded that sufficient information had been provided to allow them to evaluate the terms of the Agreements and the Fund’s investment advisory fee. Based on its evaluation of those materials and the information the Board received throughout the year at its regular meetings, the Board, including the interested and Independent Trustees, concluded that the Agreements are in the best interests of the shareholders of the Fund. In reaching its conclusions, the Board considered numerous factors, including the following:

Nature, Quality and Extent of Services

The Board examined the nature, quality and extent of the services provided by JNAM and the Sub-Adviser.

For the Fund, the Board considered the services provided by JNAM, including, but not limited to, its oversight of the Sub-Adviser pursuant to the Advisory Agreement and its recommendations on an ongoing basis as to the hiring or removal of a Sub-Adviser pursuant to the Trust’s “Manager of Managers” exemption, as well as the provision of recordkeeping and compliance services to the Fund. The Board also took into account that JNAM monitors the performance of the various organizations that provide services to the Fund, including the Fund’s distributor and custodian. With respect to JNAM’s oversight of the Sub-Adviser, the Board noted that JNAM is responsible for screening and recommending new sub-advisers when appropriate, as well as monitoring and reporting to the Board on a regular basis as to the performance and operations of the existing Sub-Adviser. The Board also considered the investment sub-advisory services provided by the Sub-Adviser. The Board noted JNAM’s evaluation of the Sub-Adviser, as well as JNAM’s recommendations, based on its review of the Sub-Adviser, to approve the Sub-Advisory Agreement. The Board also considered the various business-related risks JNAM faces as a result of managing the Fund, including entrepreneurial, legal and litigation risks, some of which may be significant.

The Board reviewed the qualifications, backgrounds and responsibilities of JNAM’s senior management that are responsible for oversight of the Fund and the Sub-Adviser and also reviewed the qualifications, backgrounds and responsibilities of the Sub-Adviser’s portfolio managers who are responsible for the day-to-day management of the Fund. The Board reviewed information pertaining to JNAM’s and the Sub-Adviser’s organizational structure, senior management, financial condition, investment operations, and other relevant information pertaining to both JNAM and the Sub-Adviser. The Board considered compliance reports about JNAM and the Sub-Adviser from the Trust’s Chief Compliance Officer.

Based on the foregoing, the Board concluded that (i) the Fund is likely to continue to benefit from the nature, extent and quality of the services provided by JNAM under the Advisory Agreement and (ii) the Fund is likely to continue to benefit from the nature, extent and quality of the services provided by the Sub-Adviser under the Sub-Advisory Agreement.

Investment Performance of the Fund

The Board considered the investment performance of the Fund as described in quarterly reports prepared by JNAM. The Board noted that JNAM reviews with the Board on a quarterly basis detailed information about the Fund’s performance results and investment strategy. The Board also considered the gross performance of the Fund compared to a spliced index consisting of the Bloomberg USD 1-Month Cash Deposit Index and FTSE U.S. Treasury Bill Index (1-Month) (the “Index”). The performance reviewed by the Board was for periods ended on December 31, 2024. The Board considered one-, three-, five-, and ten-year performance.

The Board considered that the Fund outperformed the Index for the ten-year period, though it underperformed the Index for the one-, three-, and five-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

Costs of Services

The Board reviewed the fees paid to JNAM and Sub-Adviser for the Fund. For the Fund, the Board reviewed fee and expense information as compared to that of comparable funds managed by other advisers, as well as fees charged by the Sub-Adviser to similar clients, if any. The Board also noted that JNAM does not manage any institutional accounts with which the Fund’s fees could be compared. Using information provided by an independent data service, the Board evaluated the Fund’s advisory fees compared to the average advisory fees for other funds similar in size, character and investment strategy (the “peer group”). The Board noted that comparison to peer groups provides a helpful way to evaluate the Fund’s fees, but took into account that peer group universes are constantly evolving, and, as such, the universe of comparable funds in the Fund’s peer group may change from time to time. While the Board also considered the Fund’s sub-advisory fee and compared that to the average sub-advisory fee of the peer group, the Board noted that the Fund’s sub-advisory fee is paid by JNAM (not the Fund) and, therefore, is neither a direct shareholder expense nor a direct influence on the Fund’s total expense ratio.

The Board considered that the Fund’s advisory and sub-advisory fees and total expense ratio are lower than their respective peer group averages. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

Profitability

The Board considered information concerning the costs incurred and profits realized by JNAM. The Board determined that profits realized by JNAM were not unreasonable.

Economies of Scale

The Board considered whether the Fund’s advisory fee reflects the potential for economies of scale for the benefit of the Fund’s shareholders. Based on information provided by JNAM, the Board noted that the fee arrangement for the Fund contains breakpoints that decrease the advisory fee rate as assets increase. Additionally, the Board considered JNAM’s assertion that it continually evaluates the advisory fee and breakpoint schedules for the Fund, and it considered the extent to which economies of scale are reflected for the benefit of shareholders. The Board concluded that the advisory fee structure, in some measure, allows for adequate participation by shareholders in economies of scale. The Board also considered that economies of scale can be shared with the Fund in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment.

The Board also considered that the sub-advisory fee rate has been separately negotiated between JNAM and the Sub-Adviser at arm’s-length. These sub-advisory fees are paid by JNAM to the Sub-Adviser. For this reason, JNAM, rather than shareholders, directly benefits from these breakpoints. The Board concluded that the sub-advisory fee schedules in some measure allow for adequate participation by shareholders in economies of scale.

Other Benefits to JNAM and the Sub-Adviser

In evaluating the benefits that may accrue to JNAM through its relationship with the Fund, the Board noted that JNAM and certain of its affiliates serve the Fund in various capacities, including as adviser, administrator, transfer agent and distributor, and receive compensation from the Fund in connection with providing services to the Fund. The Board noted that each service provided to the Fund by JNAM or one of its affiliates is provided pursuant to a written agreement, which the Board evaluates periodically as required by law. The Board also noted that the Sub-Adviser may from time to time pay for portions of meetings organized by the Fund’s distributor to educate wholesalers about the Fund that the Sub-Adviser manages. The Board considered JNAM’s assertion that those meetings do not yield a profit to the Fund’s distributor, that Sub-Adviser is not required to participate in the meetings and that recommendations to hire or fire the Sub-Adviser is not influenced by the Sub-Adviser’s willingness to participate in the meetings. In addition, the Board considered that certain affiliates of the Sub-Adviser may participate in the sale of funds or insurance contracts and are compensated by the Fund’s distributor for their activities, in addition to payments for marketing and conferences. Lastly, the Board noted that certain affiliates of JNAM may receive benefits under the federal income tax laws with respect to tax deductions and credits.

In evaluating the benefits that may accrue to the Sub-Adviser through its relationship with the Fund, the Board noted the Sub-Adviser may receive indirect benefits in the form of soft dollar arrangements for portfolio securities trades placed with the Fund’s assets and may also develop additional investment advisory business with JNAM, the Fund or other clients of the Sub-Adviser as a result of its relationship with the Fund.

Supplement Dated December 12, 2025

To The Prospectus Dated April 28, 2025

JNL® Investors Series Trust

Effective December 31, 2025, for the JNL Government Money Market Fund, please change all references to the Bloomberg USD 1 Month Cash Deposit Index to the Bloomberg USD 1 Month Swap Rate Cash Deposit Index.

This Supplement is dated December 12, 2025.

JNL Investors Series Trust
225 W. Wacker Drive
Suite 1000
Chicago, IL 60606

CMV8381 01/26

JACKSON®

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included as part of the financial statements filed under Item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included as part of the financial statements filed under Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included as part of the financial statements filed under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included as part of the financial statements filed under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

No material changes have been made.

Item 16. Controls and Procedures.

(a) The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized, and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission.  Such information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this report on Form N-CSR, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant’s management, including the registrant’s principal executive officer and the registrant’s principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures.  Based on such evaluation, the registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are effective.

(b)  There have been no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting.  There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this report on Form N-CSR.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Code of Ethics pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 (as defined in Item 2(b) of Form N-CSR) is attached hereto.
(2) Not applicable.
(3) The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.
(4) Not applicable.
(5) Not applicable.

(b)	The certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JNL Investors Series Trust

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	March 2, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	March 2, 2026

By:	/s/ Andrew Tedeschi
Andrew Tedeschi
Principal Financial Officer

Date:	March 2, 2026

EXHIBIT LIST

Exhibit 19(a)(1)	Registrant’s Code of Ethics pursuant to Section 406 of the Sarbanes-Oxley Act of 2002.
Exhibit 19(a)(3)	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 19(b)	Certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended.